Segment Information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment Information	Segment Information
Below is a summary of the Group’s segments and a reconciliation between the results from operations as per segment information and the results from operations as per the Consolidated Statements of Profit and Loss.

	For the Year Ended December 31, 2021
	UK	US	All other segments	Total segments	Reconciliation adjustments	Total as per statement of profit and loss
	$’000	$’000	$’000	$’000	$’000	$’000
Revenue	88,967	232,296	1,610	322,873	48	322,921
Inter-segment revenue	2,205	(3,964)	1,756	(3)	3	0
Segment revenue	91,172	228,332	3,366	322,870	51	322,921
Cost of care delivery	(41,542)	(253,998)	(1,590)	(297,130)	7,458	(289,672)
Other operating expenses, excluding amortization and depreciation	(114,975)	(105,602)	(171,951)	(392,528)	(8,226)	(400,754)
Change in fair value of warrant liabilities	—	—	27,811	27,811	—	27,811
Exchange (loss) / gain	(1,844)	189	1,390	(265)	1,133	868
Gain on sale of subsidiary	—	—	2,687	2,687	1,230	3,917
Gain on remeasurement of equity interest	—	—	10,495	10,495	—	10,495
Share of loss of equity-accounted investees	—	(2,602)	—	(2,602)	—	(2,602)
Segment EBITDA	(67,189)	(133,681)	(127,792)	(328,662)	1,646	(327,016)
Depreciation and amortization						(35,004)
Change in fair value of warrant liabilities						(27,811)
Exchange gain						(868)
Gain on sale of subsidiary						(3,917)
Gain on remeasurement of equity interest						(10,495)
Share of loss of equity-accounted investees						2,602
Operating loss						(402,509)

	For the Year Ended December 31, 2020
	UK	US	All other segments	Total segments	Reconciliation adjustments	Total as per statement of profit and loss
	$’000	$’000	$’000	$’000	$’000	$’000
Revenue	44,000	32,226	2,968	79,194	78	79,272
Inter-segment revenue	1,194	(3,094)	1,766	(134)	134	0
Segment revenue	45,194	29,132	4,734	79,060	212	79,272
Cost of care delivery	(34,600)	(34,381)	(7,205)	(76,186)	8,932	(67,254)
Other operating expenses, excluding amortization and depreciation	(127,762)	(27,190)	(3,990)	(158,942)	(14,100)	(173,042)
Exchange (loss) / gain	403	(246)	17,060	17,217	(20,053)	(2,836)
Share of loss of equity-accounted investees	—	—	(1,124)	(1,124)	—	(1,124)
Segment EBITDA	(116,765)	(32,685)	9,475	(139,975)	(25,009)	(164,984)
Depreciation and amortization						(14,487)
Exchange loss						2,836
Share of loss of equity-accounted investees						1,124
Operating loss						(175,511)

	For the Year Ended December 31, 2019
	UK	US	All other segments	Total segments	Reconciliation adjustments	Total as per statement of profit and loss
	$’000	$’000	$’000	$’000	$’000	$’000
External revenue	14,633	—	1,410	16,043	(9)	16,034
Inter-segment revenue	4,081	(2,669)	(1,382)	30	(30)	—
Segment revenue	18,714	(2,669)	28	16,073	(39)	16,034
Cost of care delivery	(25,707)	(160)	(373)	(26,240)	6,430	(19,810)
Other operating expenses, excluding amortization and depreciation	(119,895)	(23,273)	(5,340)	(148,508)	(8,040)	(156,548)
Exchange (loss) / gain	314	(83)	16,584	16,815	260	17,075
Segment EBITDA	(126,574)	(26,185)	10,899	(141,860)	(1,389)	(143,249)
Depreciation and amortization						(2,496)
Exchange gain						(17,075)
Operating loss						(162,820)
Reconciliation adjustments include allocation and classification differences of costs between management accounts and statutory reporting, reversals of inter-segment revenue and foreign exchange variances.
Major Customers
Below is a summary of the revenue derived from the Group’s major customers:

	For the Year Ended December 31,
	2021		2020		2019
	$‘000	% of revenue	$‘000	% of revenue	$‘000	% of revenue
Customer 1	119,785	37.1%	11,918	15.0%	2,215	13.8%
Customer 2	39,764	12.3%	9,706	12.3%	2,465	15.4%
Customer 3	38,705	12.0%	9,505	12.0%	5,607	34.9%
Customer 4	N/A	N/A	14,937	18.9%	N/A	N/A
Geographical Information
Revenue from external customers attributed to individual countries is summarized as follows:

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
UK	35,490	28,827	12,189
US	232,708	32,689	—
Asia-Pacific	14,965	11,585	2,215
Canada	38,705	3,207	564
Rest of World	1,053	2,964	1,066
Total	322,921	79,272	16,034
In 2021 38.3% ($92.6 million) and 61.1% ($147.8 million) of non-current assets of the Group are derived from and located within the UK and US, respectively. In 2020 64.8% ($70.9 million) and 34.5% ($37.8 million) of non-current assets of the Group are derived from and located within the UK and US, respectively.
In 2021 84.5% ($7.0 million) and 11.0% ($0.9 million) of total Group trade receivables were attributable to the UK and US, respectively. In 2020 47.6% ($2.2 million) and 50.1% ($2.3 million) of total Group trade receivables were attributable to the UK and US, respectively.